Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Amplify ETF Trust
Entity Central Index Key	0001633061
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Amplify AI Powered Equity ETF
Shareholder Report [Line Items]
Fund Name	Amplify AI Powered Equity ETF
Class Name	Amplify AI Powered Equity ETF
Trading Symbol	AIEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify AI Powered Equity ETF (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify AI Powered Equity ETF	$85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• During the Period the Fund changed from an actively managed strategy to an index tracking strategy. The exposure and holdings in the Fund change on a monthly basis based on the proprietary EquBot methodology. Over the period the Fund produced positive returns that lagged the S&P 500 Index as the selection methodology struggled to keep pace with the Information Technology driven returns of the S&P 500 Index.
• Information Technology and Financials were the top contributing sectors to performance while Materials was the only detractor to performance for the Period.
• During the Period, Energy was held with the largest overweight relative to its benchmark while Utilities were held with the largest underweight.
• During the Period, Coherent Corp and Cloudflare Inc were the top contributors to performance while Arcadium Lithium Plc and Advanced Micro Devices Inc were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/17/2017)
Amplify AI Powered Equity ETF NAV	27.00	8.39	8.22
S&P 500 TR	36.35	15.98	14.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 106,040,331
Holdings Count | $ / shares	119
Advisory Fees Paid, Amount	$ 796,876
Investment Company Portfolio Turnover	11.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$106,040,331
Number of Holdings	119
Net Advisory Fee	$796,876
Portfolio Turnover	1,159%

Holdings [Text Block]

Top Holdings	(%)
Alphabet, Inc. - Class A	5.8%
Philip Morris International, Inc.	5.4%
Progressive Corp.	5.3%
Adobe Systems, Inc.	4.5%
Coinbase Global, Inc. - Class A	3.3%
Monolithic Power Systems, Inc.	2.5%
NVIDIA Corp.	2.3%
Western Digital Corporation	2.3%
Citizens Financial Group, Inc.	2.2%
Howmet Aerospace, Inc.	2.1%

Material Fund Change [Text Block]
Other Material Fund Changes:
The Fund commenced operations following the completion of the reorganization of the AI Powered Equity ETF, a series of ETF Managers Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on January 26, 2024 (the “Reorganization”).

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Accountant Change Statement [Text Block]
As a result of the Reorganization after the close of business on January 26, 2024, there was a change in accountants from Withum Smith + Brown, PC, the Predecessor Fund’s independent registered public accounting firm, to Cohen & Company, Ltd., the independent registered public accounting firm that the Board selected for the Fund at a meeting held on June 16, 2023, upon the recommendation of the Trust’s Audit Committee.

Accountant Change Date	Jan. 26, 2024
Amplify Alternative Harvest ETF
Shareholder Report [Line Items]
Fund Name	Amplify Alternative Harvest ETF
Class Name	Amplify Alternative Harvest ETF
Trading Symbol	MJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Alternative Harvest ETF (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Alternative Harvest ETF	$39	0.39%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• Health Care was the top contributing sector to performance over the Period while Information Technology was the biggest detractor to performance.
• During the Period, Health Care was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• The Fund is focused on providing exposure to companies in the cannabis industry. Regulatory uncertainty around the Federal legalization of cannabis has dampened investor interest and hurt performance of cannabis related companies.
• During the Period, Innovative Industrial Properties and Turning Point Brands were the top contributors to performance while 22nd Century Group and Charlottes Web Holdings were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/03/2015)
Amplify Alternative Harvest ETF NAV	0.40	-27.41	-16.06
S&P 500 TR	36.35	15.98	14.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 229,261,437
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 938,545
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$229,261,437
Number of Holdings	27
Net Advisory Fee	$938,545
Portfolio Turnover	45%

Holdings [Text Block]

Top Holdings	(%)
Amplify U.S. Alternative Harvest ETF	48.5%
First American Government Obligations Fund	14.2%
Innovative Industrial Properties, Inc.	8.1%
Tilray Brands, Inc.	7.4%
SNDL, Inc.	5.9%
Cronos Group, Inc.	4.8%
Canopy Growth Corp.	4.2%
Aurora Cannabis, Inc.	3.4%
Chicago Atlantic Real Estate Finance, Inc.	2.6%
AFC Gamma, Inc.	1.8%

Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment):
Effective July 1, 2024, the Fund changed their Creation and Redemption fees from $750 to $500.
Other Material Fund Changes:
The Fund commenced operations following the completion of the reorganization of the ETFMG Alternative Harvest ETF, a series of ETF Managers Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on January 26, 2024 (the “Reorganization”).

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Accountant Change Statement [Text Block]
As a result of the Reorganization after the close of business on January 26, 2024, there was a change in accountants from Withum Smith + Brown, PC, the Predecessor Fund’s independent registered public accounting firm, to Cohen & Company, Ltd., the independent registered public accounting firm that the Board selected for the Fund at a meeting held on June 16, 2023, upon the recommendation of the Trust’s Audit Committee.

Accountant Change Date	Jan. 26, 2024
Amplify BlackSwan Growth & Treasury Core ETF
Shareholder Report [Line Items]
Fund Name	Amplify BlackSwan Growth & Treasury Core ETF
Class Name	Amplify BlackSwan Growth & Treasury Core ETF
Trading Symbol	SWAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify BlackSwan Growth & Treasury Core ETF (the “Fund”) for the period of November 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify BlackSwan Growth & Treasury Core ETF	$52	0.49%
[1]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund is primarily allocated to US Treasury holdings and achieves its equity exposure through long-dated call options. In a rising equity market the Fund tends to appreciate, but underperform the equity benchmark. This was the case over the Period. In a falling equity market, the equity exposure through long-dated call options can limit the losses relative to the equity benchmark.
• The long-dated call options returned 272.35% for the period while the Treasuries returned 11.81%. The performance numbers reflect their total return during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/05/2018)
Amplify BlackSwan Growth & Treasury Core ETF NAV	30.57	4.79	6.52
S&P 500 TR	36.35	15.98	15.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 290,916,071
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 821,274
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$290,916,071
Number of Holdings	13
Net Advisory Fee	$821,274
Portfolio Turnover	61%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF	11.4%
United States Treasury Note/Bond	8.2%
United States Treasury Note/Bond	8.2%
United States Treasury Note/Bond	8.2%
United States Treasury Note/Bond	8.2%
United States Treasury Note/Bond	8.1%
United States Treasury Note/Bond	8.1%
United States Treasury Note/Bond	8.1%
United States Treasury Note/Bond	8.1%
United States Treasury Note/Bond	8.1%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify BlackSwan ISWN ETF
Shareholder Report [Line Items]
Fund Name	Amplify BlackSwan ISWN ETF
Class Name	Amplify BlackSwan ISWN ETF
Trading Symbol	ISWN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify BlackSwan ISWN ETF (the “Fund”) for the period of November 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify BlackSwan ISWN ETF	$50	0.49%
[2]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund is primarily allocated to US Treasury holdings and achieves its equity exposure through long-dated call options during the Period. In a rising equity market the Fund tends to appreciate, but underperform the equity benchmark. This was the case over the Period. In a falling equity market, the equity exposure through long-dated call options can limit the losses relative to the equity benchmark.
• The long-dated call options returned 183.75% for the period while the Treasuries returned 11.83%. The performance numbers reflect their total return during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/25/2021)
Amplify BlackSwan ISWN ETF NAV	20.25	-3.16
MSCI EAFE Net (USD)	24.77	6.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 37,986,421
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 172,823
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$37,986,421
Number of Holdings	13
Net Advisory Fee	$172,823
Portfolio Turnover	32%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI EAFE ETF	9.3%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.4%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify BlackSwan Tech & Treasury ETF
Shareholder Report [Line Items]
Fund Name	Amplify BlackSwan Tech & Treasury ETF
Class Name	Amplify BlackSwan Tech & Treasury ETF
Trading Symbol	QSWN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify BlackSwan Tech & Treasury ETF (the “Fund”) for the period of November 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify BlackSwan Tech & Treasury ETF	$51	0.49%
[3]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund is primarily allocated to US Treasury holdings and achieves its equity exposure through long-dated call options. In a rising equity market, the Fund tends to appreciate but underperform the equity benchmark. This was the case over the Period. In a falling equity market, the equity exposure through long-dated call options can limit the losses relative to the equity benchmark.
• The long-dated call options returned 204.20% for the period while the Treasuries returned 11.83%. The performance numbers reflect their total return during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/08/2021)
Amplify BlackSwan Tech & Treasury ETF NAV	27.43	-1.74
NASDAQ 100 Total Return Index	37.48	8.36

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 2,762,409
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 11,452
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$2,762,409
Number of Holdings	13
Net Advisory Fee	$11,452
Portfolio Turnover	39%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1	9.9%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.3%
United States Treasury Note/Bond	8.3%
United States Treasury Note/Bond	8.3%
United States Treasury Note/Bond	8.3%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify BlueStar Israel Technology ETF
Shareholder Report [Line Items]
Fund Name	Amplify BlueStar Israel Technology ETF
Class Name	Amplify BlueStar Israel Technology ETF
Trading Symbol	ITEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify BlueStar Israel Technology ETF (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify BlueStar Israel Technology ETF	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund has significant exposure to Israeli listed companies in the Technology sector. Israeli listed and domiciled companies experienced volatility over the Period as the Hamas attack created uncertainty, leading to some of the underperformance against the S&P 500 Index.
• Information Technology was the top contributing sector to the Fund’s performance while Consumer Discretionary was the biggest detractor to the performance for the Period.
• During the Period, Information Technology was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Financials was held with the largest underweight.
• During the Period, Cyberark Software Ltd and Monday.com Ltd were the top contributors to performance while Solaredge Technologies Inc and Inmode Ltd were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/02/2015)
Amplify BlueStar Israel Technology ETF NAV	16.18	3.87	7.81
S&P 500 TR	36.35	15.98	14.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 88,658,504
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 629,051
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$88,658,504
Number of Holdings	55
Net Advisory Fee	$629,051
Portfolio Turnover	21%

Holdings [Text Block]

Top Holdings	(%)
Check Point Software Technologies, Ltd.	8.8%
Monday.com Ltd.	8.4%
CyberArk Software, Ltd.	8.4%
Amdocs, Ltd.	7.3%
Nice Ltd.	7.2%
Wix.com, Ltd.	6.5%
SentinelOne, Inc. - Class A	4.6%
Elbit Systems Ltd.	4.4%
Tower Semiconductor Ltd.	3.6%
Nova Ltd.	3.5%

Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment):
Effective July 1, 2024, the Fund changed their Creation and Redemption fees from $750 to $500.
Other Material Fund Changes:
The Fund commenced operations following the completion of the reorganization of the BlueStar Israel Technology ETF, a series of ETF Managers Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on January 26, 2024 (the “Reorganization”).

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Accountant Change Statement [Text Block]
As a result of the Reorganization after the close of business on January 26, 2024, there was a change in accountants from Withum Smith + Brown, PC, the Predecessor Fund’s independent registered public accounting firm, to Cohen & Company, Ltd., the independent registered public accounting firm that the Board selected for the Fund at a meeting held on June 16, 2023, upon the recommendation of the Trust’s Audit Committee.

Accountant Change Date	Jan. 26, 2024
Amplify Cash Flow Dividend Leaders ETF
Shareholder Report [Line Items]
Fund Name	Amplify Cash Flow Dividend Leaders ETF
Class Name	Amplify Cash Flow Dividend Leaders ETF
Trading Symbol	COWS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Cash Flow Dividend Leaders ETF (the “Fund”) for the period of November 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Cash Flow Dividend Leaders ETF	$0	0.00%
[4]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• During the Period, the Information Technology sector was the best performing sector in the S&P 500. Many companies in that sector don’t pay dividends and therefore aren’t eligible to be included in the Fund. This underweight was the primary detractor of Fund returns relative to the S&P 500 Index.
• Consumer Discretionary and information technology were the top contributing sectors to performance while Energy was the only detractor to performance to performance for the Period.
• During the Period, Energy was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period, Williams-Sonoma Inc and Academy Sports & Outdoors Inc were the top contributors to performance while PBF Energy Inc and Concentrix Corp were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/12/2023)
Amplify Cash Flow Dividend Leaders ETF NAV	22.93	19.83
S&P 500 TR	36.35	29.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 18,112,113
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	140.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$18,112,113
Number of Holdings	54
Net Advisory Fee	$0
Portfolio Turnover	140%

Holdings [Text Block]

Top Holdings	(%)
Vistra Corp.	3.5%
Williams-Sonoma, Inc.	2.7%
CF Industries Holdings, Inc.	2.6%
Owens Corning	2.6%
Brunswick Corp./DE	2.6%
Comcast Corp. - Class A	2.5%
eBay, Inc.	2.5%
Timken Co.	2.5%
Fidelity National Financial, Inc.	2.5%
Schlumberger NV	2.5%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Management Team:
Effective August 1, 2024, Anand Desai will no longer serve as a portfolio manager and is replaced by Christine Johanson to the Fund.
Changes to Shareholder Fees (fees paid directly from your investment):
Effective August 13, 2024, Amplify Investments LLC, the investment adviser to the Fund, has agreed to extend the fee waiver currently in effect such that it will waive the management fees for the Fund for assets under management up to $100 million until at least September 11, 2025.

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Cash Flow High Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify Cash Flow High Income ETF
Class Name	Amplify Cash Flow High Income ETF
Trading Symbol	HCOW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Cash Flow High Income ETF (the “Fund”) for the period of November 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Cash Flow High Income ETF	$65	0.65%
[5]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• The Consumer Discretionary and Information Technology sectors were the top contributing sectors to performance, while the Energy sector was the biggest detractor to the Fund’s performance through the COWS ETF exposure during the Period.
• As of the end of the Period, through the COWS ETF exposure, the Fund’s portfolio maintains an overweight to the Energy sector and an underweight to the Utilities sector, relative to the broad-market benchmark.
• During the Period, top contributors to the Fund’s overall performance through the COWS ETF exposure during the Period, William-Sonoma Inc and Academy Sports & Outdoors, while PBF Energy Inc and Concentrix Corp were the top detractors to performance.
• The Call Income Strategy provides exposure to sold call options contracts on the S&P 500. When the S&P 500 Index appreciates above the strike price as of the expiration date of the written option, the Fund as the writer (seller) of the call option will have to pay the difference between the value of the S&P 500 Index and the strike price through a reduction in the Fund’s investment in the COWS ETF.
• The S&P 500 exhibited strong performance over the period and, as a result, the Call Income Strategy detracted from performance. In addition, while the allocation to Information Technology provided a positive contribution to performance, the lower weight in the Fund relative to the S&P 500 detracted from overall returns as well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/19/2023)
Amplify Cash Flow High Income ETF NAV	13.47	12.11
S&P 500 TR	36.35	30.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 1,551,855
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 17,110
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,551,855
Number of Holdings	3
Net Advisory Fee	$17,110
Portfolio Turnover	0%

Holdings [Text Block]

Top Holdings	(%)
Amplify Cash Flow Dividend Leaders ETF	98.3%
Invesco Government & Agency Portfolio	0.2%
RCXTAMU1 SWAP	-0.4%

Material Fund Change [Text Block]	Changes to Fund’s Portfolio Management Team: Effective August 1, 2024, Anand Desai will no longer serve as a portfolio manager and is replaced by Christine Johanson to the Fund.
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify CWP Enhanced Dividend Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify CWP Enhanced Dividend Income ETF
Class Name	Amplify CWP Enhanced Dividend Income ETF
Trading Symbol	DIVO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify CWP Enhanced Dividend Income ETF (the “Fund”) for the period of November 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify CWP Enhanced Dividend Income ETF	$56	0.54%
[6]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• The Financials and Information Technology sectors were the top contributing sectors to performance, and the Energy sector detracted from performance over the Period.
• During the Period, Consumer Staples was held with the largest overweight relative to S&P 500 Index while Information Technology was held with the largest underweight. The Information Technology sector was the best performing sector in the S&P 500. Many companies in that sector don’t pay dividends and therefore aren’t eligible to be included in the Fund.
• The Fund sells covered calls on individual securities as part of the investment objective. When a security rises in price above the strike price of the sold call option, the upside to the Fund is limited, this was also a contributor to the underperformance over the Period.
• Goldman Sachs Group Inc and Caterpillar Inc were the top contributors to performance while Schlumberger Ltd and Chevron Corp were the top detractors for the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/13/2016)
Amplify CWP Enhanced Dividend Income ETF NAV	24.57	12.30	12.38
S&P 500 TR	36.35	15.98	14.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 3,612,985,677
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 15,710,456
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$3,612,985,677
Number of Holdings	34
Net Advisory Fee	$15,710,456
Portfolio Turnover	73%

Holdings [Text Block]

Top Holdings	(%)
Caterpillar, Inc.	5.6%
UnitedHealth Group, Inc.	5.6%
Home Depot, Inc.	5.4%
Apple, Inc.	5.2%
Visa, Inc. - Class A	5.1%
Microsoft Corp.	5.0%
Amplify Samsung SOFR ETF	4.9%
Procter & Gamble Co.	4.9%
Goldman Sachs Group, Inc.	4.9%
Amgen, Inc.	4.8%

Material Fund Change [Text Block]	Changes to Fund’s Portfolio Management Team: Effective August 1, 2024, Anand Desai will no longer serve as a portfolio manager and is replaced by Christine Johanson to the Fund.
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify CWP Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify CWP Growth & Income ETF
Class Name	Amplify CWP Growth & Income ETF
Trading Symbol	QDVO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify CWP Growth & Income ETF (the “Fund”) for the period of August 21, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify CWP Growth & Income ETF	$6	0.55%
[7]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• Communication Discretionary and Communication Services were the top contributing sectors to performance while Consumer Staples and Financials were the biggest detractors to performance for the Period.
• During the Period, Communication Services was held with the largest overweight relative to the S&P 500 Growth Index, a broad-based market index, while Financials was held with the largest underweight.
• The Fund sells covered calls on individual securities as part of the investment objective. When a security rises in price above the strike price of the sold call option, the upside to the Fund is limited, which was the primary driver of underperformance over the Period.
• During the Period Ubiquiti Inc and Palantir Technologies were the top contributors to performance while Cencora Inc and Celsius Holdings were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/21/2024)
Amplify CWP Growth & Income ETF NAV	2.15
S&P 500 TR	2.67
S&P 500 Growth TR	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 10,154,951
Holdings Count | $ / shares	62
Advisory Fees Paid, Amount	$ 3,727
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$10,154,951
Number of Holdings	62
Net Advisory Fee	$3,727
Portfolio Turnover	27%

Holdings [Text Block]

Top Holdings	(%)
NVIDIA Corp.	10.1%
Apple, Inc.	9.5%
Microsoft Corp.	9.1%
Amazon.com, Inc.	5.7%
Meta Platforms, Inc. - Class A	5.2%
Alphabet, Inc. - Class A	5.2%
Broadcom, Inc.	3.2%
Tesla, Inc.	3.1%
Netflix, Inc.	2.5%
UnitedHealth Group, Inc.	2.1%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify International Enhanced Dividend Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify CWP International Enhanced Dividend Income ETF
Class Name	Amplify CWP International Enhanced Dividend Income ETF
Trading Symbol	IDVO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify CWP International Enhanced Dividend Income ETF (the “Fund”) for the period of November 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify CWP International Enhanced Dividend Income ETF	$67	0.65%
[8]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• The Financials and Information Technology sectors were the top contributing sectors to performance, while the Utilities sector was the smallest contributor to performance over the Period.
• During the Period, Energy had the largest overweight relative to the MSCI ACWI ex USA Index while Industrials was held with the largest underweight.
• During the Period, Embraer SA ADR and Banco Bilbao Vizcaya ADR were the top contributors to performance while Miniso Group Holding Ltd and LI Auto Inc were the top detractors to performance.
• The Fund sells covered calls on individual securities as part of the investment objective. When a security rises in price above the strike price of the sold call option, the upside to the Fund is limited, this was also a contributor to the underperformance over the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Amplify CWP International Enhanced Dividend Income ETF NAV	21.88	17.42
MSCI AC WORLD INDEX ex USA Net (USD)	25.35	17.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 14, 2024
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 139,135,215
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 612,341
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$139,135,215
Number of Holdings	65
Net Advisory Fee	$612,341
Portfolio Turnover	104%

Holdings [Text Block]

Top Holdings	(%)
First American Government Obligations Fund	9.2%
SAP SE	4.3%
Cameco Corp.	3.7%
RELX PLC	3.5%
Alibaba Group Holding Ltd.	3.5%
ICICI Bank Ltd.	3.3%
Canadian Natural Resources Ltd.	3.1%
Philip Morris International, Inc.	3.0%
Teva Pharmaceutical Industries Ltd.	2.9%
Novartis AG	2.9%

Material Fund Change [Text Block]
Changes to Fund’s Investment Objective:
Effective November 28, 2023, The Fund may invest in securities with maturities of less than one year, cash or cash equivalents, or in the securities of one or more ETFs designed to provide exposure to short-term interest or financing rates, including the Amplify Samsung SOFR ETF (the “SOF ETF”), which is advised by Amplify Investments LLC, the Fund’s investment adviser. The Fund expects, under normal market circumstances, that the Fund’s investment securities with maturities of less than one year, cash or cash equivalents and the SOF ETF will vary due to several factors, including market conditions. During periods of high cash inflows or outflows or if market conditions are not favorable, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objectives. For more information on eligible short-term investments, see the SAI.
Changes to Fund’s Portfolio Management Team:
Effective May 14, 2024, Seymour Asset Management and Timothy J. Seymour were added as sub-advisers to the fund.
Effective August 1, 2024, Anand Desai will no longer serve as a portfolio manager and is replaced by Christine Johanson to the Fund.
Changes to Shareholder Fees (fees paid directly from your investment):
Effective November 28, 2023, pursuant to an agreement with the Fund, Amplify Investments has agreed to waive its management fee with respect to acquired fund fees incurred by the Fund with respect to the Fund’s investment, if any, in the SOF ETF in an amount equal to any acquired fund fees incurred by the Fund with respect to its investment in the SOF ETF. Amplify Investments has agreed to waive and reimburse such expenses. This agreement may be terminated only by, or with the consent of, the Trust’s Board of Trustee’s on behalf of the Fund.”
Fund Name Change:
Effective May 14, 2024, Amplify International Enhanced Dividend Income ETF changed its name to Amplify CWP International Enhanced Dividend Income ETF.

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Cybersecurity ETF
Shareholder Report [Line Items]
Fund Name	Amplify Cybersecurity ETF
Class Name	Amplify Cybersecurity ETF
Trading Symbol	HACK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Cybersecurity ETF (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Cybersecurity ETF	$70	0.60%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• The primary driver of returns in the Fund and the S&P 500 were companies in the Information Technology sector. The Fund focuses on those companies in the cybersecurity market, while the S&P 500 returns came from large technology companies in the hardware and software industries. The cybersecurity related companies in the Fund returned slightly less than the broad based S&P 500.
• The Fund had exposure to two sectors—Information Technology and Industrials, which both positively contributed to performance over the Period.
• During the Period, Information Technology was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Financials was held with the largest underweight.
• During the Period, Broadcom Inc and Crowdstrike Holdings Inc were the top contributors to performance while Fastly Inc and Qualys Inc were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/11/2014)
Amplify Cybersecurity ETF NAV	32.78	13.42	11.18
S&P 500 TR	36.35	15.98	13.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 1,746,406,738
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 10,072,319
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,746,406,738
Number of Holdings	26
Net Advisory Fee	$10,072,319
Portfolio Turnover	71%

Holdings [Text Block]

Top Holdings	(%)
Broadcom, Inc.	10.5%
Cisco Systems, Inc.	7.4%
Palo Alto Networks, Inc.	5.8%
Fortinet, Inc.	4.6%
General Dynamics Corp.	4.6%
Northrop Grumman Corp.	4.6%
Crowdstrike Holdings, Inc. - Class A	4.6%
Leidos Holdings, Inc.	4.1%
Booz Allen Hamilton Holding Corp.	4.0%
Cloudflare, Inc. - Class A	3.9%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Management Team:
Effective August 1, 2024, Anand Desai will no longer serve as a portfolio manager and is replaced by Christine Johanson to the Fund.
Changes to Shareholder Fees (fees paid directly from your investment):
Effective July 1, 2024, the Fund changed their Creation and Redemption fees from $750 to $500.
Other Material Fund Changes:
The Fund commenced operations following the completion of the reorganization of the ETFMG Prime Cyber Security ETF, a series of ETF Managers Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on January 26, 2024 (the “Reorganization”).

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Accountant Change Statement [Text Block]
As a result of the Reorganization after the close of business on January 26, 2024, there was a change in accountants from Withum Smith + Brown, PC, the Predecessor Fund’s independent registered public accounting firm, to Cohen & Company,
Ltd., the independent registered public accounting firm that the Board selected for the Fund at a meeting held on June 16, 2023, upon the recommendation of the Trust’s Audit Committee.

Accountant Change Date	Jan. 26, 2024
Amplify Etho Climate Leadership U.S. ETF
Shareholder Report [Line Items]
Fund Name	Amplify Etho Climate Leadership U.S. ETF
Class Name	Amplify Etho Climate Leadership U.S. ETF
Trading Symbol	ETHO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Etho Climate Leadership U.S. ETF (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Etho Climate Leadership U.S. ETF	$50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund invests in a broad range of companies, excluding those involved in fossil fuel, tobacco, weapons, and gambling. The holdings are equal weighted and, relative to the S&P 500 Index, was the primary detractor of performance. For the Period, the top weighted names in the S&P 500 were the primary driver of the performance.
• Financials and Information Technology were the top contributing sectors to performance while Utilities was the smallest yet still a positive contributor to performance over the Period.
• During the Period, Financials was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period, Nvidia Corp and Williams Sonoma Inc were the top contributors to performance while Chegg Inc and Plug Power Inc were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/18/2015)
Amplify Etho Climate Leadership U.S. ETF NAV	21.33	9.76	11.43
S&P 500 TR	36.35	15.98	14.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 188,779,403
Holdings Count | $ / shares	290
Advisory Fees Paid, Amount	$ 802,599
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$188,779,403
Number of Holdings	290
Net Advisory Fee	$802,599
Portfolio Turnover	78%

Holdings [Text Block]

Top Holdings	(%)
First American Government Obligations Fund	2.5%
Alnylam Pharmaceuticals, Inc.	0.6%
Sprouts Farmers Market, Inc.	0.6%
Sunnova Energy International, Inc.	0.5%
TPI Composites, Inc.	0.5%
United Therapeutics Corp.	0.5%
Protagonist Therapeutics, Inc.	0.5%
Veracyte, Inc.	0.5%
Agios Pharmaceuticals, Inc.	0.5%
Hamilton Lane, Inc. - Class A	0.5%

Material Fund Change [Text Block]
Other Material Fund Changes:
The Fund commenced operations following the completion of the reorganization of the Etho Climate Leadership U.S. ETF, a series of ETF Managers Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on January 26, 2024 (the “Reorganization”).

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Accountant Change Statement [Text Block]
As a result of the Reorganization after the close of business on January 26, 2024, there was a change in accountants from Withum Smith + Brown, PC, the Predecessor Fund’s independent registered public accounting firm, to Cohen & Company, Ltd., the independent registered public accounting firm that the Board selected for the Fund at a meeting held on June 16, 2023, upon the recommendation of the Trust’s Audit Committee.

Accountant Change Date	Jan. 26, 2024
Amplify Global Cloud Technology ETF
Shareholder Report [Line Items]
Fund Name	Amplify Global Cloud Technology ETF
Class Name	Amplify Global Cloud Technology ETF
Trading Symbol	IVES
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Global Cloud Technology ETF (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Global Cloud Technology ETF	$80	0.68%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund had a concentration in the Information Technology sector, specifically those companies involved in cloud technology activity. These companies performed well as more companies and consumers continue to adopt cloud services for backup, storage and computing needs. These companies lead the Fund to slightly outperform the broad-based S&P 500 Index.
• Information Technology was the top contributing sector to performance while Consumer Discretionary was the biggest detractor to performance for the Period.
• During the Period, Information Technology was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Financials was held with the largest underweight.
• During the Period, Super Micro Computer Inc and Microstrategy Inc were the top contributors to performance while Confluent Inc and Megaport Ltd were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/08/2016)
Amplify Global Cloud Technology ETF NAV	36.72	6.24	8.44
S&P 500 TR	36.35	15.98	15.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 26,480,723
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 177,920
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$26,480,723
Number of Holdings	65
Net Advisory Fee	$177,920
Portfolio Turnover	36%

Holdings [Text Block]

Top Holdings	(%)
Elastic NV	4.5%
Nice, Ltd.	4.5%
Open Text Corp.	4.4%
NS Solutions Corp.	4.4%
NEXTDC Ltd.	4.4%
SCSK Corp.	4.2%
First American Government Obligations Fund	3.9%
GDS Holdings Ltd.	3.8%
MicroStrategy, Inc. - Class A	3.7%
IONOS Group SE	3.6%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Management Team:
Effective August 1, 2024, Anand Desai will no longer serve as a portfolio manager and is replaced by Christine Johanson to the Fund.
Changes to Shareholder Fees (fees paid directly from your investment):
Effective July 1, 2024, the Fund changed their Creation and Redemption fees from $750 to $500.
Other Material Fund Changes:
Effective May 1, 2024, the index provider, Prime Indexes, has announced a change in the name of the index to “Prime Global Cloud Technology Index NTR.”
The Fund commenced operations following the completion of the reorganization of the Wedbush ETFMG Global Cloud Technology ETF, a series of ETF Managers Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on January 26, 2024 (the “Reorganization”).

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Accountant Change Statement [Text Block]
As a result of the Reorganization after the close of business on January 26, 2024, there was a change in accountants from Withum Smith + Brown, PC, the Predecessor Fund’s independent registered public accounting firm, to Cohen & Company, Ltd., the independent registered public accounting firm that the Board selected for the Fund at a meeting held on June 16, 2023, upon the recommendation of the Trust’s Audit Committee.

Accountant Change Date	Jan. 26, 2024
Amplify High Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify High Income ETF
Class Name	Amplify High Income ETF
Trading Symbol	YYY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify High Income ETF (the “Fund”) for the period of November 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify High Income ETF	$53	0.50%
[9]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• The asset class exposure in the Fund, through the underlying closed end funds, covers a wide variety of categories, including Equity, Fixed Income and Alternatives, primarily focused on generating current income. The Fund return was below that of the S&P 500 as income generating closed-end funds, many of which have been negatively impacted by higher interest rates, did not perform as well.
• The allocation to equity funds was the top contributor to the Fund’s performance while the allocation to alternative funds was the smallest contributor.
• During the Period, its top exposures were in hybrid/balanced funds and loan participation while its bottom exposure was in MLP funds.
• During the Period, CBRE Global Real Estate Income Fund and Mainstay CBRE Global Infrastructure Megatrends Term Fund were the top contributors to the fund’s performance while Clearbridge MLP & Midstream Fund and Advent Convertible & Income Fund were the lowest.
• During the Period Western Asset Divers was held with the highest average weight while Advent Convertible & Income Fund was held with the lowest average weight.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Amplify High Income ETF NAV	25.52	3.58	3.87
S&P 500 TR	36.35	15.98	13.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 19, 2024
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 528,992,629
Holdings Count | $ / shares	62
Advisory Fees Paid, Amount	$ 2,027,663
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$528,992,629
Number of Holdings	62
Net Advisory Fee	$2,027,663
Portfolio Turnover	110%

Holdings [Text Block]

Top Holdings	(%)
CBRE Global Real Estate Income Fund	4.0%
NYLI CBRE Global Infrastructure Megatrends Term Fund	3.4%
Western Asset Diversified Income Fund	3.3%
Aberdeen Asia-Pacific Income Fund, Inc.	3.2%
Nuveen Credit Strategies Income Fund	3.2%
Nuveen Floating Rate Income Fund/Closed-end Fund	3.1%
abrdn Healthcare Investors	3.1%
BlackRock ESG Capital Allocation Term Trust	3.0%
BlackRock Capital Allocation Term Trust	3.0%
BlackRock Health Sciences Term Trust	2.9%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Management Team:
Effective August 1, 2024, Anand Desai will no longer serve as a portfolio manager and is replaced by Christine Johanson to the Fund.
Changes to the Fund’s Principal Investment Strategy:
Effective July 19, 2024 the following changes in The Fund are in effect: 1. The Index is designed to measure the returns and income of the top 60 U.S.-listed Closed-End Funds. 2.The initial universe of securities that comprise the Index are selected from all closed-end funds whose shares are listed and trade on one of the following U.S. securities exchanges: the Nasdaq Stock Market®, the New York Stock Exchange, NYSE American, or the CBOE Exchange. 3. Eligible constituents are considered for inclusion based on its respective “Tier” classification and selection process, with funds qualifying as either a “Tier 1 Fund” or “Tier 2 Fund”. Up to the top 60 Tier 1 Funds are selected, however, if less than 60 Tier 1 Funds are selected, the remaining constituents of the Index are comprised of Tier 2 Funds. ● Tier 1 Funds are those with: (i) net assets of at least $500 million; (ii) six-month average daily traded value of at least $1 million; (iii) fund yield greater than or equal to 1.2x the median fund yield of dividend-paying closed-end funds; (iv) trading price differential to NAV (i.e., a premium or discount to NAV) that is not in the top 25th percentile of the closed-end fund universe; and (v) expense ratio that is less than or equal to 6%. ● Tier 2 Funds are those with: (i) net assets of at least $250 million; (ii) six-month average daily traded value of at least $800,000; (iii) fund yield greater than or equal to the median fund yield of dividend-paying closed-end funds; (iv) trading price differential to NAV (i.e., a premium or discount to NAV) that is not in the top 10th percentile of the closed-end fund universe; and (v) expense ratio that is less than or equal to 6%. A combined rank score for each eligible Index constituent is then calculated based on the following criteria: fund yield
(descending); fund trading premium/discount (ascending); and fund average daily traded value (descending). Each fund is then assigned an overall rank based on its combined rank score.

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Junior Silver Miners ETF
Shareholder Report [Line Items]
Fund Name	Amplify Junior Silver Miners ETF
Class Name	Amplify Junior Silver Miners ETF
Trading Symbol	SILJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Junior Silver Miners ETF (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Junior Silver Miners ETF	$87	0.69%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund is concentrated in companies that are mining and producing silver, and the price of silver is one of the primary drivers of returns for these companies. Silver and other precious metals have performed very well over the Period helping drive the returns of the Fund above those of the broad-based S&P 500 Index.
• Materials was only sector and had a positive impact to performance over the Period.
• During the Period, Materials was overweight relative to the S&P 500 Index, a broad-based market index, while no other sectors were held.
• During the Period, Harmony Gold MNG Co and Coeur Mining Inc were the top contributors to performance while SSR Mining Inc and Ivanhoe Electric Inc were the top detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Amplify Junior Silver Miners ETF NAV	52.30	7.07	3.37
S&P 500 TR	36.35	15.98	13.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 02, 2024
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 1,044,021,122
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 5,387,542
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,044,021,122
Number of Holdings	53
Net Advisory Fee	$5,387,542
Portfolio Turnover	56%

Holdings [Text Block]

Top Holdings	(%)
Pan American Silver Corp.	8.4%
Coeur Mining, Inc.	7.9%
Harmony Gold Mining Co. Ltd.	7.7%
Hecla Mining Co.	5.1%
Aya Gold & Silver, Inc.	4.6%
Wheaton Precious Metals Corp.	4.6%
Seabridge Gold, Inc.	4.5%
Artemis Gold, Inc.	4.4%
MAG Silver Corp.	3.8%
Skeena Resources Ltd.	3.4%

Top Ten Countries	(%)
Canada	62.6%
United States	20.8%
South Africa	7.7%
Peru	4.5%
Mexico	2.1%
Australia	1.4%
Sweden	1.4%
Poland	1.1%
United Kingdom	1.0%
Cash & Other	-2.6%

Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment):
Effective July 1, 2024, the Fund changed their Creation and Redemption fees from $750 to $500.
Other Material Fund Changes:
Effective May 2, 2024, Nasdaq, Inc. has announced a change in the name of the index to “Nasdaq Junior Silver Miners™ Index.”
The Fund commenced operations following the completion of the reorganization of the ETFMG Prime Junior Silver Miners ETF, a series of ETF Managers Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on January 26, 2024 (the “Reorganization”).

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Accountant Change Statement [Text Block]
As a result of the Reorganization after the close of business on January 26, 2024, there was a change in accountants from Withum Smith + Brown, PC, the Predecessor Fund’s independent registered public accounting firm, to Cohen & Company, Ltd., the independent registered public accounting firm that the Board selected for the Fund at a meeting held on June 16, 2023, upon the recommendation of the Trust’s Audit Committee.

Accountant Change Date	Jan. 26, 2024
Amplify Lithium & Battery Technology ETF
Shareholder Report [Line Items]
Fund Name	Amplify Lithium & Battery Technology ETF
Class Name	Amplify Lithium & Battery Technology ETF
Trading Symbol	BATT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Lithium & Battery Technology ETF (the “Fund”) for the period of November 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Lithium & Battery Technology ETF	$55	0.59%
[10]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund is a thematic strategy concentrated in lithium battery related companies as well as some electric vehicle manufacturers. As consumer interest in electric vehicles has waned recently, the performance of the companies in the theme has struggled.
• Information Technology was the top contributing sector to performance while Consumer Discretionary was the biggest detractor to performance for the Period.
• During the Period, Materials was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period, Contemporary Amperex Technology Co and TDK Corp were the top contributors to performance while Nikola Corp and Solaredge Technologies Inc were the top detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/04/2018)
Amplify Lithium & Battery Technology ETF NAV	-11.61	0.87	-8.74
S&P 500 TR	36.35	15.98	14.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 78,567,733
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 482,998
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$78,567,733
Number of Holdings	89
Net Advisory Fee	$482,998
Portfolio Turnover	69%

Holdings [Text Block]

Top Holdings	(%)
First American Government Obligations Fund	23.7%
Contemporary Amperex Technology Co. Ltd. - Class A	8.3%
BHP Group Ltd.	6.8%
Tesla, Inc.	5.7%
BYD Co. Ltd. - Class H	5.7%
NAURA Technology Group Co. Ltd. - Class A	2.6%
TDK Corp.	2.4%
Samsung SDI Co. Ltd.	1.9%
Li Auto, Inc.	1.8%
South32 Ltd.	1.7%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Mobile Payments ETF
Shareholder Report [Line Items]
Fund Name	Amplify Mobile Payments ETF
Class Name	Amplify Mobile Payments ETF
Trading Symbol	IPAY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Mobile Payments ETF (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Mobile Payments ETF	$88	0.75%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund is concentrated in companies involved in digital payment and processing activity. As more consumers transact digitally as opposed to with cash or check, these companies stand to benefit. These companies are concentrated in the Financial sector. This sector was not a top performing sector in the S&P 500 over the period but the companies in the Fund performed well and Fund performance was only slightly below the broad market index.
• The Fund had exposure to two sectors—Financials, which was the top contributing sector to performance, and Information Technology, which was the smallest yet still a positive contributor to performance over the Period.
• During the Period, Financials was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period, American Express Co and Adyen NV were the top contributors to performance while Worldline SA and Remitly Global were the top detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/15/2015)
Amplify Mobile Payments ETF NAV	33.55	2.38	8.51
S&P 500 TR	36.35	15.98	13.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 298,326,053
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 2,415,700
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$298,326,053
Number of Holdings	38
Net Advisory Fee	$2,415,700
Portfolio Turnover	47%

Holdings [Text Block]

Top Holdings	(%)
PayPal Holdings, Inc.	6.5%
American Express Co.	6.1%
Fiserv, Inc.	6.1%
Mastercard, Inc. - Class A	6.0%
Visa, Inc. - Class A	5.8%
Toast, Inc. - Class A	4.9%
Adyen NV	4.7%
Corpay, Inc.	4.6%
Fidelity National Information Services, Inc.	4.5%
Discover Financial Services	4.5%

Top Ten Countries	(%)
United States	83.5%
Netherlands	4.7%
United Kingdom	3.5%
Italy	2.2%
Brazil	2.1%
Japan	1.4%
Australia	1.2%
France	0.8%
Puerto Rico	0.7%
Cash & Other	-0.1%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Management Team:
Effective August 1, 2024, Anand Desai will no longer serve as a portfolio manager and is replaced by Christine Johanson to the Fund.
Other Material Fund Changes:
The Fund commenced operations following the completion of the reorganization of the ETFMG Prime Mobile Payments ETF, a series of ETF Managers Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on January 26, 2024 (the “Reorganization”).

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Accountant Change Statement [Text Block]
As a result of the Reorganization after the close of business on January 26, 2024, there was a change in accountants from Withum Smith + Brown, PC, the Predecessor Fund’s independent registered public accounting firm, to Cohen & Company, Ltd., the independent registered public accounting firm that the Board selected for the Fund at a meeting held on June 16, 2023, upon the recommendation of the Trust’s Audit Committee.

Accountant Change Date	Jan. 26, 2024
Amplify Natural Resources Dividend Income ETF
Shareholder Report [Line Items]
Fund Name	Amplify Natural Resources Dividend Income ETF
Class Name	Amplify Natural Resources Dividend Income ETF
Trading Symbol	NDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Natural Resources Dividend Income ETF (the “Fund”) for the period of November 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Natural Resources Dividend Income ETF	$58	0.59%
[11]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• Energy was the top contributing sector to the Fund’s performance while Utilities was the biggest detractor to performance over the Period.
• During the Period, the broad market indexes delivered stronger performance due to the exposure to better performing sectors. Pursuant to the investment objective of the Fund, the Fund is concentrated in the Energy and Materials sectors which did not perform as well as those that drove the performance in the broader market.
• During the Period, TC Energy Corp and Kinder Morgan Inc were the top contributors to performance while Sasol Ltd and Nutrien LTD were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/23/2022)
Amplify Natural Resources Dividend Income ETF NAV	14.23	12.16
MSCI ACWI Net Total Return Index (USD)	31.76	17.03
MSCI AC WORLD INDEX ex USA Net (USD)	25.35	14.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 14,293,520
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 65,578
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$14,293,520
Number of Holdings	45
Net Advisory Fee	$65,578
Portfolio Turnover	106%

Holdings [Text Block]

Top Holdings	(%)
Petroleo Brasileiro SA	5.0%
First American Government Obligations Fund	4.2%
MPLX LP	3.8%
Enbridge, Inc.	3.7%
Western Midstream Partners LP	3.7%
TC Energy Corp.	3.6%
Energy Transfer LP	3.6%
Gerdau SA	3.5%
Enterprise Products Partners LP	3.2%
Plains All American Pipeline LP	3.0%

Geographic Breakdown	(%)
United States	66.5%
Canada	17.3%
Brazil	8.5%
United Kingdom	3.7%
Italy	2.3%
Norway	2.0%
France	1.8%
Israel	1.7%
Cash & Other	-3.8%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Online Retail ETF
Shareholder Report [Line Items]
Fund Name	Amplify Online Retail ETF
Class Name	Amplify Online Retail ETF
Trading Symbol	IBUY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Online Retail ETF (the “Fund”) for the period of November 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Online Retail ETF	$74	0.65%
[12]
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund is concentrated in companies that generate a significant portion of their revenue through online retail transactions with significant exposure to the Consumer Discretionary sector. While this sector wasn’t the top performing sector in the S&P 500 over the period, the allocation to these companies within the sector helped drive returns above the broad market S&P 500 index.
• The Consumer Discretionary was the top contributing sector to performance over the Period while Information Technology was the biggest detractor due to the underweight relative to the S&P 500.
• During the Period, Consumer Discretionary was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period, Carvana Co and Hims & Hers Health Inc were the top contributors to performance while Bigcommerce Holdings Inc and Vivid Seats Inc were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/19/2016)
Amplify Online Retail ETF NAV	37.85	5.68	11.28
S&P 500 TR	36.35	15.98	14.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 159,024,007
Holdings Count | $ / shares	79
Advisory Fees Paid, Amount	$ 1,036,858
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$159,024,007
Number of Holdings	79
Net Advisory Fee	$1,036,858
Portfolio Turnover	38%

Holdings [Text Block]

Top Holdings	(%)
Carvana Co.	4.2%
Chewy, Inc. - Class A	4.1%
First American Government Obligations Fund	3.8%
Hims & Hers Health, Inc.	3.1%
Figs, Inc. - Class A	2.9%
Liquidity Services, Inc.	2.8%
eBay, Inc.	2.7%
Affirm Holdings, Inc.	2.7%
Revolve Group, Inc.	2.7%
Booking Holdings, Inc.	2.6%

Material Fund Change [Text Block]	Changes to Fund’s Portfolio Management Team: Effective August 1, 2024, Anand Desai will no longer serve as a portfolio manager and is replaced by Christine Johanson to the Fund.
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Samsung SOFR ETF
Shareholder Report [Line Items]
Fund Name	Amplify Samsung SOFR ETF
Class Name	Amplify Samsung SOFR ETF
Trading Symbol	SOFR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Samsung SOFR ETF (the “Fund”) for the period of November 14, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Samsung SOFR ETF	$18	0.20%
[13]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund seeks to achieve its returns by primarily investing in short-term repurchase agreements, called repos.
• Repos in the Fund are collateralized by high quality U.S. Treasury securities.
• The average rate of the SOFR Index over a one-year period until September 30, 2024 was an all-time high, above 5%. There is no guarantee that the index will continue to perform at this level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (11/14/2023)
Amplify Samsung SOFR ETF NAV	4.73
ICE BofA US Dollar Overnight Deposit Bid Rate Total Return Index	4.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 242,459,766
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 265,843
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$242,459,766
Number of Holdings	5
Net Advisory Fee	$265,843
Portfolio Turnover	0%

Holdings [Text Block]

Top Holdings	(%)
SOF REPO 10/02/24 4.98%	28.9%
SOF REPO 10/01/24 5.00%	25.7%
SOF REPO 10/01/24 5.00%	24.7%
SOF REPO 10/07/24 5.00%	20.6%
Invesco Government & Agency Portfolio	0.0%

Material Fund Change [Text Block]
Fund Name Change:
Effective September 26, 2024, the Fund’s ticker symbol changed from “SOF” to “SOFR”.
Other Material Fund Changes:
Effective April 22, 2024, the Fund reduced the size of Creation Units from 50,000 Shares to 10,000 Shares.

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Seymour Cannabis ETF
Shareholder Report [Line Items]
Fund Name	Amplify Seymour Cannabis ETF
Class Name	Amplify Seymour Cannabis ETF
Trading Symbol	CNBS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Seymour Cannabis ETF (the “Fund”) for the period of November 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Seymour Cannabis ETF	$76	0.75%
[14]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• Real Estate and the Financials sectors were the top contributing sector to performance while Health Care was the biggest detractor to performance for the Period.
• During the Period, Health Care was held with the largest overweight relative to the S&P 500 Index while Information Technology was held with the largest underweight.
• The Fund is focused on providing exposure to companies in the cannabis industry. Regulatory uncertainty around the Federal legalization of cannabis has dampened investor interest and hurt performance of cannabis related companies.
• During the Period, Innovative Industrial Properties Inc and Truelieve Cannabis Corp were the top contributors to performance while Curaleaf Holdings Inc and Tilray Brands Inc were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/22/2019)
Amplify Seymour Cannabis ETF NAV	-7.35	-24.05	-27.87
S&P 500 TR	36.35	15.98	15.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 27,977,961
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 18,834
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$27,977,961
Number of Holdings	32
Net Advisory Fee	$18,834
Portfolio Turnover	2%

Holdings [Text Block]

Top Holdings	(%)
First American Government Obligations Fund	8.8%
Innovative Industrial Properties, Inc.	8.6%
Curaleaf Holdings, Inc.	7.4%
Tilray Brands, Inc.	7.1%
Invesco Government & Agency Portfolio	6.7%
TerrAscend Corp.	4.8%
Cronos Group, Inc.	4.0%
GrowGeneration Corp.	3.7%
WM Technology, Inc.	3.7%
Silver Spike Investment Corp.	3.1%

Material Fund Change [Text Block]	Changes to Fund’s Portfolio Management Team: Effective August 1, 2024, Anand Desai will no longer serve as a portfolio manager and is replaced by Christine Johanson to the Fund.
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Thematic All-Stars ETF
Shareholder Report [Line Items]
Fund Name	Amplify Thematic All-Stars ETF
Class Name	Amplify Thematic All-Stars ETF
Trading Symbol	MVPS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Thematic All-Stars ETF (the “Fund”) for the period of November 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Thematic All-Stars ETF	$53	0.49%
[15]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund invests in stocks exposed to a variety of themes. Some of these themes and companies performed well over the period while others lagged. The Fund had significant exposure to the Information Technology sector but the companies and themes within the holdings did not perform as well as the benchmark.
• Information Technology and Financials were the top contributing sectors to performance while Materials was the only detractor to performance over the Period.
• During the Period, Information Technology was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Health Care was held with the largest underweight.
• During the Period, Nvidia Corp and Coinbase Global Inc were the top contributors to performance while Solaredge Technologies Inc and Rivian Automative Inc were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/20/2021)
Amplify Thematic All-Stars ETF NAV	25.48	-3.77
S&P 500 TR	36.35	11.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 2,215,361
Holdings Count | $ / shares	100
Advisory Fees Paid, Amount	$ 11,807
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$2,215,361
Number of Holdings	100
Net Advisory Fee	$11,807
Portfolio Turnover	75%

Holdings [Text Block]
Material Fund Change [Text Block]	Changes to Shareholder Fees (fees paid directly from your investment): Effective July 1, 2024, the Fund changed their Creation and Redemption fees from $1,500 to $750.
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Transformational Data Sharing ETF
Shareholder Report [Line Items]
Fund Name	Amplify Transformational Data Sharing ETF
Class Name	Amplify Transformational Data Sharing ETF
Trading Symbol	BLOK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Transformational Data Sharing ETF (the “Fund”) for the period of November 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Transformational Data Sharing ETF	$91	0.70%
[16]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• Information Technology and Financial sectors were the top contributing sectors to performance while Consumer Staples was the smallest yet still a positive contributor for the Period.
• The Fund is a thematic strategy focused on companies involved in the development and utilization of blockchain technologies. These companies performed well as cryptocurrencies, which are built on blockchain technology, helped drive the performance higher.
• During the Period, Financials was held with the largest overweight relative to the S&P 500, a broad-based market index, while Health Care was held with the largest underweight.
• During the Period, Microstrategy Inc and Core Scientific Inc were the top contributors to performance while Bitdeer Technologies Group and Beyond Inc were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/16/2018)
Amplify Transformational Data Sharing ETF NAV	90.42	20.26	13.11
MSCI ACWI Net Total Return Index (USD)	31.76	12.19	9.12
S&P 500 TR	36.35	15.98	13.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 685,397,277
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 4,756,406
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$685,397,277
Number of Holdings	55
Net Advisory Fee	$4,756,406
Portfolio Turnover	41%

Holdings [Text Block]

Top Holdings	(%)
First American Government Obligations Fund	13.0%
Core Scientific, Inc.	5.7%
Galaxy Digital Holdings Ltd.	4.7%
MicroStrategy, Inc. - Class A	4.3%
PayPal Holdings, Inc.	3.8%
Robinhood Markets, Inc. - Class A	3.4%
Block, Inc.	3.3%
NU Holdings Ltd./Cayman Islands - Class A	3.3%
International Business Machines Corp.	3.2%
CompoSecure, Inc. - Class A	3.1%

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Amplify Travel Tech ETF
Shareholder Report [Line Items]
Fund Name	Amplify Travel Tech ETF
Class Name	Amplify Travel Tech ETF
Trading Symbol	AWAY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Travel Tech ETF (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Travel Tech ETF	$83	0.75%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• Consumer Discretionary and Industrials were the top contributing sectors to performance while Consumer Services was the smallest contributor.
• The Information Technology sector was the primary driver of returns in the S&P 500. The Fund is focused on providing exposure to travel technology, primarily concentrated in the Consumer Discretionary sector, which provided positive returns but underperformed the S&P 500, which was driven by returns from the Information Technology sector.
• During the Period, Consumer Discretionary was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period, MakeMyTrip Ltd and Despegar.com were the top contributors to performance while Mondee Holdings Inc and Tuniu Corp were the lowest.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/12/2020)
Amplify Travel Tech ETF NAV	21.59	-4.14
S&P 500 TR	36.35	14.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 65,553,050
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 653,021
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$65,553,050
Number of Holdings	30
Net Advisory Fee	$653,021
Portfolio Turnover	33%

Holdings [Text Block]

Top Holdings	(%)
SiteMinder Ltd.	4.8%
Tongcheng Travel Holdings Ltd.	4.7%
Sabre Corp.	4.6%
Booking Holdings, Inc.	4.5%
Trip.com Group Ltd.	4.5%
TravelSky Technology Ltd. - Class H	4.5%
Expedia Group, Inc.	4.5%
Airbnb, Inc. - Class A	4.5%
Uber Technologies, Inc.	4.3%
Lyft, Inc. - Class A	4.1%

Material Fund Change [Text Block]
Changes to Shareholder Fees (fees paid directly from your investment):
Effective July 1, 2024, the Fund changed their Creation and Redemption fees from $750 to $500.
Other Material Fund Changes:
The Fund commenced operations following the completion of the reorganization of the ETFMG Travel Tech ETF, a series of ETF Managers Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on January 26, 2024 (the “Reorganization”).

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Accountant Change Statement [Text Block]
As a result of the Reorganization after the close of business on January 26, 2024, there was a change in accountants from Withum Smith + Brown, PC, the Predecessor Fund’s independent registered public accounting firm, to Cohen & Company, Ltd., the independent registered public accounting firm that the Board selected for the Fund at a meeting held on June 16, 2023, upon the recommendation of the Trust’s Audit Committee.

Accountant Change Date	Jan. 26, 2024
Amplify U.S. Alternative Harvest ETF
Shareholder Report [Line Items]
Fund Name	Amplify U.S. Alternative Harvest ETF
Class Name	Amplify U.S. Alternative Harvest ETF
Trading Symbol	MJUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify U.S. Alternative Harvest ETF (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify U.S. Alternative Harvest ETF	$79	0.86%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• Real Estate was the top contributing sector to performance while Health Care was the biggest detractor to performance for the Period.
• During the Period, Health Care was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• The Fund is focused on providing exposure to companies in the U.S. cannabis industry. Regulatory uncertainty around the Federal legalization of cannabis has dampened investor interest and hurt performance of cannabis related companies.
• During the Period, Trulieve Cannabis Corp and Cresco Labs Inc were the top contributors to performance while Curaleaf Holdings Inc and Terrascend Corp were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/12/2021)
Amplify U.S. Alternative Harvest ETF NAV	-15.14	-42.05
S&P 500 TR	36.35	12.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 114,971,069
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 900,029
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$114,971,069
Number of Holdings	39
Net Advisory Fee	$900,029
Portfolio Turnover	159%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	29.1%
United States Treasury Bill	21.7%
United States Treasury Bill	15.2%
Curaleaf Holdings, Inc.	12.3%
TerrAscend Corp.	6.1%
United States Treasury Bill	6.0%
Innovative Industrial Properties, Inc.	2.2%
United States Treasury Bill	1.9%
Chicago Atlantic Real Estate Finance, Inc.	1.4%
TRULIEVE CANNABIS SWAP	1.3%

Material Fund Change [Text Block]
Other Material Fund Changes:
The Fund commenced operations following the completion of the reorganization of the ETFMG U.S. Alternative Harvest ETF, a series of ETF Managers Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on January 26, 2024 (the “Reorganization”).

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Accountant Change Statement [Text Block]
As a result of the Reorganization after the close of business on January 26, 2024, there was a change in accountants from Withum Smith + Brown, PC, the Predecessor Fund’s independent registered public accounting firm, to Cohen & Company, Ltd., the independent registered public accounting firm that the Board selected for the Fund at a meeting held on June 16, 2023, upon the recommendation of the Trust’s Audit Committee.

Accountant Change Date	Jan. 26, 2024
Amplify Video Game Tech ETF
Shareholder Report [Line Items]
Fund Name	Amplify Video Game Tech ETF
Class Name	Amplify Video Game Tech ETF
Trading Symbol	GAMR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Video Game Tech ETF (the “Fund”) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Video Game Tech ETF	$85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund is a thematic strategy with a focus on video game developers, manufacturers and retailers, many of which have struggled to attract the same audience they had during the COVID-19 pandemic. While performance has been positive, it hasn’t matched the returns of the S&P 500.
• Communication Services was the top contributing sector to performance while Health Care was the only detractor.
• During the Period, Communication Services was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Health Care was held with the largest underweight.
• During the Period, International Games Systems and Bilibili Inc were the top contributors to performance while Ubisoft Entertainment and Wemade Co were the top detractors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/08/2016)
Amplify Video Game Tech ETF NAV	25.36	10.99	13.40
S&P 500 TR	36.35	15.98	15.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 40,251,747
Holdings Count | $ / shares	90
Advisory Fees Paid, Amount	$ 306,613
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$40,251,747
Number of Holdings	90
Net Advisory Fee	$306,613
Portfolio Turnover	52%

Holdings [Text Block]

Top Holdings	(%)
Bilibili, Inc.	4.0%
XD, Inc.	3.6%
Unity Software, Inc.	3.5%
International Games System Co. Ltd.	3.4%
Pearl Abyss Corp.	3.1%
Konami Group Corp.	3.0%
Krafton, Inc.	2.8%
Playtika Holding Corp.	2.8%
Embracer Group AB	2.8%
NCSoft Corp.	2.8%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Management Team:
Effective August 1, 2024, Anand Desai will no longer serve as a portfolio manager and is replaced by Christine Johanson to the Fund.
Other Material Fund Changes:
The Fund commenced operations following the completion of the reorganization of the Wedbush ETFMG Video Game Tech ETF, a series of ETF Managers Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on January 26, 2024 (the “Reorganization”).

Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/
Accountant Change Statement [Text Block]
As a result of the Reorganization after the close of business on January 26, 2024, there was a change in accountants from Withum Smith + Brown, PC, the Predecessor Fund’s independent registered public accounting firm, to Cohen & Company, Ltd., the independent registered public accounting firm that the Board selected for the Fund at a meeting held on June 16, 2023, upon the recommendation of the Trust’s Audit Committee.

Accountant Change Date	Jan. 26, 2024
Amplify Weight Loss Drug & Treatment ETF
Shareholder Report [Line Items]
Fund Name	Amplify Weight Loss Drug & Treatment ETF
Class Name	Amplify Weight Loss Drug & Treatment ETF
Trading Symbol	THNR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Amplify Weight Loss Drug & Treatment ETF (the “Fund”) for the period of May 20, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-267-3837
Additional Information Website	https://amplifyetfs.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Weight Loss Drug & Treatment ETF	$22	0.59%
[17]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund is focused on providing exposure to companies in the GLP-1 weight loss drug and treatment industry. These companies are concentrated in the Health Care sector, while the S&P 500 largest weight is in Information Technology. While the Fund did return less than the broad market benchmark, the returns were better than the Health Care sector return of the SP 500.
• Health Care was the top contributing sector to performance while Materials was the smallest yet still a positive contributor to performance for the Period.
• Health Care was held with the largest average weight during the Period while Materials was held with the smallest average weight.
• During the Period, Health Care was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period, Chugai Pharmaceutical Co Ltd and Eli Lilly & Co were the top contributors to performance while Novo-Nordisk A/S and Merck & Co Inc were the top detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/20/2024)
Amplify Weight Loss Drug & Treatment ETF NAV	6.09
S&P 500 TR	9.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://amplifyetfs.com/fund-documents/ for more recent performance information. Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Net Assets	$ 4,814,234
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 6,722
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$4,814,234
Number of Holdings	30
Net Advisory Fee	$6,722
Portfolio Turnover	36%

Holdings [Text Block]

Top Holdings	(%)
Eli Lilly & Co.	14.6%
Novo Nordisk AS	13.4%
Roche Holding AG	5.3%
Thermo Fisher Scientific, Inc.	5.2%
AstraZeneca PLC	5.1%
Amgen, Inc.	4.8%
Pfizer, Inc.	4.8%
Merck & Co., Inc.	4.8%
FUJIFILM Holdings Corp.	4.7%
Chugai Pharmaceutical Co. Ltd.	4.6%

Material Fund Change [Text Block]	Changes to Fund’s Portfolio Management Team: Effective August 1, 2024, Anand Desai will no longer serve as a portfolio manager and is replaced by Christine Johanson to the Fund.
Updated Prospectus Web Address	https://amplifyetfs.com/fund-documents/

[1]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.

[2]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.

[3]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.

[4]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.

[5]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.

[6]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.

[7]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from August 21, 2024 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.

[8]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.

[9]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.

[10]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.

[11]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.

[12]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.

[13]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 14, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.

[14]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.

[15]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.

[16]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.

[17]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from May 20, 2024 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.